                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841
-------------------------------------------------------------------------------

                           MFS MUNICIPAL INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: October 31, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 10/31/03

[graphic omitted]

MFS(R) MUNICIPAL
INCOME TRUST

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL INCOME TRUST

The trust seeks to provide a high level of current income exempt from federal income taxes.

New York Stock Exchange Symbol:  MFM

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       9
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETINGS                   10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              31
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     36
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      45
----------------------------------------------------
TRUSTEES AND OFFICERS                             46
----------------------------------------------------
FEDERAL TAX INFORMATION                           48
----------------------------------------------------
CONTACT INFORMATION                               49

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Early in the one-year period, we saw a continuation of the risk aversion or "flight to quality" that had begun in the spring and summer of 2002. A rash of corporate scandals, economic weakness, and then the expectation of war with Iraq led investors to seek high-quality assets such as Treasuries and "AAA"- rated municipal bonds, which typically have been less volatile than lower-rated bonds in times of crisis. (Principal value and interest of U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.) In the early part of the period, another factor that held back higher-yielding municipal issues was the problem of budget shortfalls at the state and local level, as the slowing economy hurt tax receipts.

By early spring of 2003, however, investor concern about corporate misdeeds and geopolitical uncertainty began to fade. Economic reports started to indicate the economic recovery was accelerating. In response, investors began to favor riskier, higher-yielding assets such as stocks and corporate high-grade and high-yield debt.

The period as a whole was favorable for municipal bonds. Short-term municipal yields fell (and prices rose), largely in response to rate cuts by the Federal Reserve Board in November 2002 and June 2003. Longer-term municipal yields - for bonds with maturities of 10 years and longer - also fell modestly. High-yield municipal issues were helped by investors' increasing appetite for risk. In addition, the outlook for state and local bonds improved as tax receipts began to pick up and as most states, when they created their 2003 - 2004 budgets, did a good job of controlling costs.

PORTFOLIO CONCENTRATION AS OF 10/31/03
QUALITY RATINGS

              "A"                       8.3%
              "AA"                      5.0%
              "AAA"                    14.7%
              "B"                       2.7%
              "BB"                      8.9%
              "BBB"                    33.5%
              Not Rated and Other      26.9%

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE RELATIVE TO THE LIPPER INDEX

The trust outperformed against the Lipper Closed End High Yield Municipal Index, a benchmark composed of the trust's peers. The major drivers of trust performance were yield curve positioning and sector and security selection.

In managing the trust, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. (A yield curve for bonds is a graph showing yield against time remaining to maturity.) Our research has for some time indicated that the 15- to 20-year part of the yield curve is that optimal spot, and the trust has historically tended to be overweighted in that area. This overweighting helped relative performance over the period, as the best performing part of the yield curve was the 12- to 22-year segment.

The trust's overweighting in the utilities sector, relative to its Lipper peers, also helped relative performance. Fraud at a major firm, Enron, caused investors to question the health of the entire industry in 2002. By the spring of 2003, however, the panic had started to subside. Utilities had begun to improve their balance sheets by issuing equity to pay down debt. Banks restructured utility debt. Investors seemed to realize that most utilities were not going to go bankrupt and that perhaps their securities had become undervalued. The result was strong performance of the trust's utility holdings over the period.

Performance was also helped by the trust's relative overweightings in other types of corporate backed bonds, including issues by paper and chemical companies. These bonds benefited from better corporate cost control (which aided profits), acceleration in the overall economy, and investors' increased appetite for riskier, higher-yielding bonds.

An overweighting in the health care sector also contributed to results. Health care is an area that we have favored for some time for its attractive yields and its relative stability - compared with corporate-backed sectors, whose performance has tended to fluctuate more in parallel with the state of the overall economy.

In contrast, the trust's underweighting in airline bonds detracted from relative performance. The sector received a boost over the period when American Airlines narrowly avoided bankruptcy, and investors saw that as a favorable sign for the entire industry. In our view, however, the industry as a whole still needs to lower its cost structure to achieve sustained profitability, and we foresee further, perhaps painful, restructuring ahead. For that reason, we have remained underweighted in airline bonds.

An overweighting in tobacco bonds also hurt performance. Tobacco bonds are state bonds backed by payments under the Master Settlement Agreement (MSA) between the states and the major tobacco companies, in which the states agreed to drop their lawsuits against the firms in return for a series of payments. During the period, Philip Morris had some legal problems that threatened to bankrupt the firm and cast doubt upon the tobacco industry's ability to continue payments under the MSA. This doubt caused tobacco bonds to fall in price. We remained overweighted in tobacco bonds because we felt the relatively high yields in the sector did compensate investors for the risk involved and because we believe tobacco firms will continue to make their payments under the MSA.

PERFORMANCE RELATIVE TO THE LEHMAN INDEX

The trust also outperformed against the Lehman Brothers Municipal Bond Index (the Lehman Index), a benchmark that is composed primarily of high-grade securities rated "A" or better and does not include high-yield securities (bonds rated below "BBB"). The trust's strong weighting in bonds rated "BBB" and below led it to outperform the Lehman Index in a period when investors turned increasingly toward higher-yielding, lower-rated bonds. The trust's relative overweightings in utilities, health care, and other corporate-backed issues, as mentioned earlier, also helped performance against the Lehman Index.

     Respectfully,

 /s/ Michael W. Roberge                        /s/ Geoffrey L. Schechter

     Michael W. Roberge                            Geoffrey L. Schechter
     Portfolio Manager                             Portfolio Manager

------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Year ended 10/31/03
                                                 Date                  Price
------------------------------------------------------------------------------
Net asset value                                10/31/2002                $7.61
------------------------------------------------------------------------------
                                               10/31/2003                $7.69
------------------------------------------------------------------------------
New York Stock Exchange Price                  10/31/2002                $7.15
------------------------------------------------------------------------------
                                                6/11/2003  (high)*       $8.00
------------------------------------------------------------------------------
                                               12/23/2002  (low)*        $7.00
------------------------------------------------------------------------------
                                               10/31/2003                $7.49
------------------------------------------------------------------------------
* For the period November 1, 2002, through October 31, 2003.

TOTAL RETURN VS BENCHMARKS

------------------------------------------------------------------------------
Year ended 10/31/03
------------------------------------------------------------------------------
New York Stock Exchange price*                                          12.51%
------------------------------------------------------------------------------
Net asset value                                                          8.53%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index#                                    5.11%
------------------------------------------------------------------------------
Lipper Closed End High Yield Municipal Index+                            7.58%
------------------------------------------------------------------------------
* Includes reinvestment of dividend and capital gain distributions.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS MUNICIPAL BOND INDEX - A broad measure of the municipal bond market.

LIPPER CLOSED END HIGH YIELD MUNICIPAL INDEX - An index composed of 10 closed-end funds (including MFS Municipal Income Trust) that invest at least 50% of their assets in lower-rated municipal debt securities.

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

Investments in high-yield or lower-rated securities may provide greater returns but may have greater-than-average risk.

The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in derivative securities which may include futures, swaps, and options. These types of instruments can increase price fluctuation.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (Unaudited) - 10/31/03
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Municipal Income Trust, which was held on October 7, 2003, the following actions were taken:

ITEM 1. To elect a Board of Trustees.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

John W. Ballen                              33,892,307.416         658,362.192
--------------------------------------------------------------------------------
William J. Poorvu                           33,888,701.548         661,968.060
--------------------------------------------------------------------------------
J. Dale Sherratt                            33,883,985.490         666,684.118
--------------------------------------------------------------------------------
Ward Smith                                  33,841,328.521         709,341.087
--------------------------------------------------------------------------------

ITEM 2. To ratify the selection of independent public accountants for the current fiscal year.

                                          NUMBER OF SHARES

Affirmative                                 33,906,903.564
------------------------------------------------------------
Against                                        347,557.182
------------------------------------------------------------
Abstain                                        296,208.862
------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/03
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by the trust. It is categorized by broad-based asset classes.

                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                    $ VALUE
-----------------------------------------------------------------------------------------------------
Municipal Bonds - 142.4%
-----------------------------------------------------------------------------------------------------
Airport and Port Revenue - 4.6%
-----------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES,
FSA, 9.855s, 2022+(+)                                                   $1,500             $1,688,250
-----------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75s, 2016                  3,125              3,367,625
-----------------------------------------------------------------------------------------------------
Port Authority, NY, Special Obligation Rev. (JFK
International), MBIA, 5.75s, 2022                                        7,000              7,508,690
-----------------------------------------------------------------------------------------------------
Seattle, WA, Airport Trust Rev., FGIC, 5.625s, 2018                      1,500              1,602,075
-----------------------------------------------------------------------------------------------------
                                                                                          $14,166,640
-----------------------------------------------------------------------------------------------------
Chemicals - 2.2%
-----------------------------------------------------------------------------------------------------
Michigan State Strategic Fund Limited Rev. (Dow Chemical
Co.), 4.6s, 2014                                                        $1,500             $1,589,280
-----------------------------------------------------------------------------------------------------
Red River Authority of Texas, Pollution Control Rev.
(CNA Holdings, Inc.), 6.7s, 2030                                         2,125              2,235,543
-----------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 7s, 2024                                                         3,000              3,000,480
-----------------------------------------------------------------------------------------------------
                                                                                           $6,825,303
-----------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 1.5%
-----------------------------------------------------------------------------------------------------
Jefferson County, OH, RADIAN, 7.125s, 2005(++)                          $1,000             $1,136,610
-----------------------------------------------------------------------------------------------------
Lake County, IL, Land Acquisition & Development, 5.75s, 2017             1,000              1,124,530
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2006(++)                                      1,565              1,746,430
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2025                                            435                471,788
-----------------------------------------------------------------------------------------------------
                                                                                           $4,479,358
-----------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.6%
-----------------------------------------------------------------------------------------------------
New Lenox, IL, Community Park Development Authority,
8.25s, 2004(++)                                                         $1,675             $1,795,684
-----------------------------------------------------------------------------------------------------

Health Care Revenue - Hospitals - 35.7%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (South Hills Health System), 6.75s, 2025                             $500               $502,650
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25s, 2022                           1,000              1,023,770
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25s, 2030                           2,000              2,047,540
-----------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev (O'Bleness
Memorial Hospital), 7.125s, 2033                                         1,500              1,498,860
-----------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 5.75s, 2027                                        700                651,399
-----------------------------------------------------------------------------------------------------
Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital
Medical Center, Inc.), 7.75s, 2010                                         905                956,838
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Woman's
Christian Assn.), 6.35s, 2017                                              290                291,076
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Woman's
Christian Assn.), 6.4s, 2029                                               980                928,844
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6s, 2013                                                 640                628,185
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6.35s, 2013                                              160                160,738
-----------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev.
(Chester County Hospital), 6.75s, 2021                                   1,625              1,537,445
-----------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25s, 2023                                    995              1,008,393
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6.5s, 2020                                              1,230              1,297,736
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6.6s, 2025                                              1,000              1,059,390
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625s, 2026                                    675                725,504
-----------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev.
(McKenna Memorial Hospital), 6.125s, 2022                                  500                500,265
-----------------------------------------------------------------------------------------------------
Crittenden County, AR, 7s, 2020                                          1,030              1,119,641
-----------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev.
(Carlisle Hospital & Health Centers), 6.8s, 2004(++)                       250                269,385
-----------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5s, 2030                                                          850                930,963
-----------------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital), 5.625s, 2032                                         1,250              1,282,088
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.25s, 2013                  635                646,944
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2018               1,500              1,469,610
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 6s, 2023                     250                249,678
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2028               1,000                929,180
-----------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), 6.875s, 2031                              1,200              1,283,580
-----------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru
Health Systems Obligation Group), 7.125s, 2024                             755                816,638
-----------------------------------------------------------------------------------------------------
Gulfport, MS, Healthcare Authority Rev. (Memorial
Hospital at Gulfport), 5.75s, 2031                                       1,000              1,011,000
-----------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6s, 2031                                     900                938,403
-----------------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority Rev., AMBAC,
6.25s, 2030                                                              2,000              2,258,000
-----------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625s, 2026                   875                883,146
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Hospital
Authority Rev. (Adventist/Sunbelt Hospital), 5.65s, 2024                 1,750              1,756,807
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Centegra
Health Systems), 5.25s, 2018                                             1,000                990,310
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.
(Munster Medical Research Foundation, Inc.), 6.375s, 2031                3,990              3,991,436
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.,
Hospital Authority Rev. (Riverview Hospital), 6.125s, 2031               1,000              1,009,450
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5s, 2020                       5,000              5,200,150
-----------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health
Systems), 6.5s, 2031                                                     1,500              1,544,205
-----------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority
Rev. (Coffee Health Group), MBIA, 5.625s, 2021                           3,000              3,236,550
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 6.875s, 2026                                      1,635              1,633,365
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 5.7s, 2028                                          995                849,571
-----------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.75s, 2025                            1,000                949,560
-----------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities
Authority Rev. (North Arundel Hospital), 6.5s, 2031                      1,500              1,604,805
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Anna Jaques Hospital), 6.875s, 2012                                  315                317,895
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Berkshire Health Systems), 6.25s, 2031                             1,900              1,928,785
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Caritas Christi Obligation), 6.5s, 2012                              600                613,584
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Caritas Christi Obligation), 5.7s, 2015                              500                467,375
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Jordan Hospital), 5.25s, 2018                                      1,400              1,218,826
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (St. Memorial Medical Center), 6s, 2023                               465                425,917
-----------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), 6.7s, 2019                                                750                734,408
-----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.625s, 2023                         905                828,618
-----------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment, Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.4s, 2007                                405                417,267
-----------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625s, 2032                                           435                427,483
-----------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.625s, 2010                  820                894,833
-----------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875s, 2011                  610                672,848
-----------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Authority
Rev. (Covenant Health), 6.5s, 2017                                         960              1,055,347
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority, Hospital Rev. (Catholic Medical Center),
6.125s, 2032                                                             1,000                998,560
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Hospital), 5.8s, 2018                          1,000                829,490
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Rev. (St. Peter's University Hospital), 6.875s, 2030                     3,000              3,174,960
-----------------------------------------------------------------------------------------------------
New York City, NY, Health & Hospital Corp. Rev., 5.25s, 2017               700                717,003
-----------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev.
(United Regional Health Care Systems, Inc.), 6s, 2023                    1,000              1,034,190
-----------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75s, 2013                                  850                738,276
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authortiy Rev. (Comanche
County Hospital), 6.6s, 2031                                             1,250              1,265,838
-----------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.375s, 2021                      1,805              1,829,945
-----------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.5s, 2032                          505                509,727
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375s, 2014                                               955                928,422
-----------------------------------------------------------------------------------------------------
Russell, KY (Bon Secours Health System), 5.85s, 2005(++)                 3,000              3,267,870
-----------------------------------------------------------------------------------------------------
Salt Lake City, UT, Hospital Authority Rev. INFLOS
(Intermountain Health Care), AMBAC, 12.354s, 2020(+)                       600                601,836
-----------------------------------------------------------------------------------------------------
Scranton- Lackawanna, PA, Health & Welfare Authority
Rev. (Allied Rehab Hospital), 7.125s, 2005                                 555                561,471
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing
Facilities Board, Hospital Rev. (Methodist Healthcare),
6.25s, 2018                                                                500                542,480
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational and Housing
Facilities Board, Hospital Rev. (Methodist Healthcare),
6.375s, 2019                                                             1,000              1,078,240
-----------------------------------------------------------------------------------------------------
South Carolina Economic Department, Hospital Facilities
Rev. (Palmetto Health Alliance), 6.25s, 2031                               835                840,085
-----------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority
Rev. (Prairie Lakes Health Care System), 5.625s, 2032                      670                654,791
-----------------------------------------------------------------------------------------------------
Southwestern, IL, Development Authority Rev. (Anderson
Hospital), 5.625s, 2029                                                  1,500              1,420,890
-----------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25s, 2018                                 1,400              1,307,684
-----------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev.
(Washington Regional Medical Center), 7.25s, 2020                          500                539,715
-----------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Authority Rev. (Trinity
Health Center), 6.5s, 2030                                               1,300              1,365,949
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25s, 2020                                        750                727,215
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625s, 2030                                       750                741,720
-----------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25s, 2020                                        3,085              3,035,763
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.2s, 2021                                             700                698,929
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.25s, 2031                                          1,000                997,360
-----------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon
Health System), 6.75s, 2021                                              1,250              1,307,113
-----------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health
Facilities Rev. (Morris Hospital), 6.625s, 2031                            600                629,046
-----------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing Authority
Rev. (Lanier Memorial Hospital), 5.6s, 2016                                600                555,588
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375s, 2031                                    1,500              1,533,480
-----------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building Commission Rev.
(Weirton Hospital Medical Center), 6.375s, 2031                          1,115              1,046,494
-----------------------------------------------------------------------------------------------------
Welasco, TX, Health Facilities Rev. (Knapp Medical
Center), 6.25s, 2032                                                     1,000              1,013,340
-----------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority,
Hospital Rev. (Ozarks Medical Center), 6.75s, 2024                         170                173,475
-----------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2s, 2026                                             1,250              1,261,888
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25s, 2020                                                     1,500              1,642,605
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875s, 2030                                 1,000              1,061,330
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), MBIA, 5.25s, 2017                            5,000              5,359,500
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8s, 2016                790                823,622
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 7.125s, 2031              490                503,196
-----------------------------------------------------------------------------------------------------
                                                                                         $108,995,370
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 13.3%
-----------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co.,
Retirement Facilities Rev. (Sears Methodist Retirement),
7s, 2033                                                                  $345               $346,760
-----------------------------------------------------------------------------------------------------
Alachua County, FL, Health Facilities Rev. (Beverly
Enterprises, Inc.), 6.75s, 2004(++)                                        700                729,057
-----------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75s, 2033                                                      750                741,195
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75s, 2006                                  250                233,468
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125s, 2016                               1,085                891,501
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5s, 2026                                 2,405              1,896,294
-----------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority
Rev. (Beverly Enterprises, Inc.), 10s, 2012                                480                541,603
-----------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority
Rev. (First Mortgage RHA Nursing Home), 8.5s, 2032                         605                580,370
-----------------------------------------------------------------------------------------------------
Clarion County, PA, Industrial Development Authority
Rev. (Beverly Enterprises, Inc.), 7.5s, 2012                             1,000              1,025,310
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), 6.125s, 2033                              1,000              1,001,540
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran Church), 6.9s, 2025                                             3,000              3,239,790
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (NBA
Lifestyles of Colorado Springs), GNMA, 5.6s, 2021                        1,025              1,069,833
-----------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities
Rev. (Cypress Meadows), 7s, 2028*                                        1,840              1,445,210
-----------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley
Affiliated Services), 7.25s, 2035                                        1,000              1,000,210
-----------------------------------------------------------------------------------------------------
Franklin County, OH, Healthcare Facilities Rev. (Ohio
Presbyterian Church), 7.125s, 2029                                       1,000              1,038,900
-----------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina
Housing Foundation, Inc.), 7.25s, 2029                                     390                332,225
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Lutheran
Senior Ministries), 7.375s, 2031                                           800                811,504
-----------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 5.75s, 2018                                    895                790,402
-----------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 9.25s, 2025                                  1,685              1,997,702
-----------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Care Facilities Rev. (National
Benevolent-Cypress Village), 6.25s, 2026                                 1,245                778,200
-----------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.25s, 2026                                                500                497,540
-----------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.875s, 2032                                               500                518,375
-----------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5s, 2019                                                        825                840,064
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro
Health Foundation, Inc.), 6.75s, 2027                                    1,500              1,392,045
-----------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), 7.375s, 2027                                                  1,960              2,029,580
-----------------------------------------------------------------------------------------------------
Mocksville, NC (Housing Foundation, Inc.), 7.25s, 2029                     390                340,790
-----------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health
Authority Rev. (AHF/Montgomery), 10.5s, 2020                             2,260              2,243,253
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care
Facilities Rev. (Metro Health Foundation, Inc.), 6.55s, 2028               755                695,763
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.
(Courthouse Convalescent Center), 8.7s, 2014                               650                653,263
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Wanaque
Convalescent Center), 8.6s, 2011                                         1,000              1,011,650
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Rev. (Cherry Hill), 8s, 2027                                             1,000                847,950
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness
Village), 8s, 2032                                                       1,250              1,276,400
-----------------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite
Home), 7.5s, 2026                                                        2,800              2,801,344
-----------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real
Nursing Home), 9.75s, 2013                                                 980                993,485
-----------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special
Purpose Rev. (Kahala Nui Senior Living Community), 8s, 2033                500                500,450
-----------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125s, 2034                                  725                595,036
-----------------------------------------------------------------------------------------------------
Washington County, FL, Industrial Development Authority
Rev. (Washington County), 10s, 2016                                        940                942,162
-----------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev.
(Canterbury Health), 6s, 2039                                            1,535              1,041,283
-----------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev.
(Monroeville Christian), 8.25s, 2027                                       995                945,061
-----------------------------------------------------------------------------------------------------
                                                                                          $40,656,568
-----------------------------------------------------------------------------------------------------
Human Services - 3.8%
-----------------------------------------------------------------------------------------------------
Cheneyville, LA (Westside Habilitation Center), 8.375s, 2013            $1,710             $1,753,417
-----------------------------------------------------------------------------------------------------
Greenville County, SC (Chestnut Hill Mental Health), 8s, 2015            2,380              2,113,749
-----------------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls
Home), 6.25s, 2028                                                         500                450,345
-----------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace
Corp.), 6s, 2023                                                         3,000              2,848,470
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (A Very Special Place, Inc.), 5.75s, 2029                1,000                851,500
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Special Needs Facilities), 6.5s, 2017                   1,030              1,051,836
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando), 8.75s, 2011                                                  635                636,086
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authortiy Rev.
(GF/Orlando), 9s, 2031                                                   1,000              1,002,400
-----------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Rev.
(Community Provider Pooled Loan), 7.75s, 2017                              940                955,388
-----------------------------------------------------------------------------------------------------
                                                                                          $11,663,191
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 3.0%
-----------------------------------------------------------------------------------------------------
Cleveland, OH, Special Facilites Rev. (Continental
Airlines, Inc.), 5.375s, 2027                                             $500               $362,370
-----------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facilities
Rev. (AMR Corp.), 6.375s, 2035                                           1,645              1,036,334
-----------------------------------------------------------------------------------------------------
Hillsborough County, FL, Aviation Authority Rev., 8.6s, 2022*              400                159,036
-----------------------------------------------------------------------------------------------------
Kenton County, KY, Airport Authority Rev. (Delta
AirLines, Inc.), 7.5s, 2012                                              1,000                999,800
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR
Corp.), 7.5s, 2024                                                         500                479,820
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.4s, 2023                   960                838,589
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 7.2s, 2030                 1,595              1,493,972
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency Rev.
(Continental Airlines, Inc.), 7.25s, 2008                                  250                244,280
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency Rev.
(Continental Airlines, Inc.), 8s, 2012                                     300                289,038
-----------------------------------------------------------------------------------------------------
Port Seattle, WA, Special Facilities Rev. (Northwest
Airlines Corp.), 7.25s, 2030                                             1,000                928,870
-----------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.),
5.8s, 2035                                                                 355                337,236
-----------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), 6s, 2035            2,500              2,115,175
-----------------------------------------------------------------------------------------------------
                                                                                           $9,284,520
-----------------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 4.1%
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), 5.8s, 2016                 $1,000               $906,900
-----------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resources Recovery
Rev. (Waste Management, Inc.), 6.85s, 2029                                 850                955,349
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris Co.), 5.45s, 2014                                  1,750              1,586,147
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), 5.85s, 2007                      4,500              4,775,535
-----------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.),
5.625s, 2026                                                               750                764,963
-----------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority Rev.
(Browning Ferris Co.), 6.5s, 2019                                        1,000                959,830
-----------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Solid Waste
Disposal Rev. (Waste Management Project), 4s, 2012                       2,000              2,009,120
-----------------------------------------------------------------------------------------------------
State of Ohio, Air Quility Development, Authority Rev.
(U.S. Steel Corp.), 5s, 2015                                               575                591,117
-----------------------------------------------------------------------------------------------------
                                                                                          $12,548,961
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.4%
-----------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland
Steel), 5.75s, 2011                                                     $1,000               $550,000
-----------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875s, 2030                                                650                642,525
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels,
Inc.), 8.25s, 2014*                                                      3,000                     30
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels,
Inc.), 9s, 2021*                                                         3,000                     30
-----------------------------------------------------------------------------------------------------
                                                                                           $1,192,585
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 6.6%
-----------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Rev. (Valero
Energy Corp.), 5.6s, 2031                                               $1,750             $1,633,082
-----------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy
Corp.), 6.65s, 2032                                                      1,000              1,027,880
-----------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev.,
7.75s, 2017                                                              2,220              2,305,470
-----------------------------------------------------------------------------------------------------
Hernando County, FL, Water & Sewer Rev. (Florida Crushed
Stone Co.), 8.5s, 2014                                                   3,600              3,681,864
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.4s, 2015*+              1,000                590,000
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.6s, 2017*+              1,000                590,000
-----------------------------------------------------------------------------------------------------
Park Creek Metropolitan District Company Rev., 7.875s, 2032#             1,270              1,255,433
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority,
Finance Authority Facilities Rev. (Amtrak), 6.25s, 2031                  2,000              1,953,600
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority,
Wastewater Treatment Rev. (Sunoco, Inc.), 7.6s, 2024                       750                803,970
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75s, 2017                                          3,255              3,290,838
-----------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority
Rev. (Citgo Petroleum Corp.), 8.25s, 2031                                 $700               $717,458
-----------------------------------------------------------------------------------------------------
Port of New Orleans, LA, Industrial Development
Authority Rev. (Avondale Industries), 8.25s, 2004                          165                171,679
-----------------------------------------------------------------------------------------------------
Port of New Orleans, LA, Industrial Development
Authority Rev. (Avondale Industries), 8.5s, 2014(++)                     1,515              1,615,702
-----------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7s, 2026                                                 385                379,660
-----------------------------------------------------------------------------------------------------
                                                                                          $20,016,636
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 9.2%
-----------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8s, 2027                 $1,000               $989,290
-----------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority
Rev. (Nekoosa Packaging), 6.55s, 2025                                    1,000                931,310
-----------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River
Corp.), 8s, 2028                                                           500                501,030
-----------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution
Control Rev. (International Paper Co.), 6.15s, 2021                      5,000              5,104,600
-----------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion
International Corp.), 6.375s, 2029                                       2,000              2,014,220
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.
Envirmonmental Improvements Rev. (Mead Westvaco), 6.45s, 2023              500                515,135
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp. Rev. (Mead
Westvaco), 6.25s, 2027                                                   1,000              1,025,820
-----------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste
Disposal Rev. (Fort James), 5.625s, 2018                                   850                748,842
-----------------------------------------------------------------------------------------------------
Hodge Village, LA, Utilities Rev. (Stone Container
Corp.), 9s, 2010                                                         5,345              5,409,514
-----------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Rev.
(Union Camp), 6.55s, 2024                                               $4,000             $4,114,720
-----------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution
Control Rev. (Weyerhauser Co.), 6.8s, 2022                               2,000              2,278,340
-----------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.2s, 2027                                        880                891,722
-----------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority
Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC),
6.8s, 2014                                                               1,000              1,050,770
-----------------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev. (Chesapeake
Corp.), 6.25s, 2019                                                      1,750              1,485,872
-----------------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.),
7.4s, 2010                                                               1,045              1,052,273
-----------------------------------------------------------------------------------------------------
                                                                                          $28,113,458
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.7%
-----------------------------------------------------------------------------------------------------
Monongalia County, WV, Commercial Development Rev. (The
Kroger Co.), 7.7s, 2012                                                 $2,000             $2,030,920
-----------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Entertainment & Tourism - 2.6%
-----------------------------------------------------------------------------------------------------
California Statewide Communities, East Valley Tourist
(Cabazon Casino), 9.25s, 2020                                           $1,155             $1,081,935
-----------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10s, 2033                                                   3,500              4,153,975
-----------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation
(Diamond Lakes Utilities), 6.25s, 2017                                   1,000              1,006,980
-----------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las Vegas
Monorail), 7.375s, 2040                                                  1,765              1,735,136
-----------------------------------------------------------------------------------------------------
                                                                                           $7,978,026
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.8%
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6s, 2021                                                         $400               $421,092
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7s, 2028                                                          600                634,770
-----------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Authority
Rev. (Virginia Horse Center), 6.85s, 2021                                  700                691,089
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9s, 2014                                            395                399,665
-----------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority
Rev. (Kiel Center Arena), 7.875s, 2024                                     300                307,428
-----------------------------------------------------------------------------------------------------
                                                                                           $2,454,044
-----------------------------------------------------------------------------------------------------

Multi-Family Housing Revenue - 3.1%
-----------------------------------------------------------------------------------------------------
Austin, TX, Multi-Family Housing Rev. (Woodland Heights
Apartments), 10s, 2027*                                                   $955                $95,500
-----------------------------------------------------------------------------------------------------
Bexar County, TX, Multi-Family Housing Rev. (American
Opportunity Housing), MBIA, 5.7s, 2021                                   1,250              1,298,663
-----------------------------------------------------------------------------------------------------
Dallas Fort-Worth, TX, Housing Corp., 8.5s, 2011                           895                898,893
-----------------------------------------------------------------------------------------------------
Eaglebend, CO, Multi-Family Housing Rev. (Housing
Project), 6.4s, 2017                                                     1,000                990,040
-----------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center
Court Apartments), 8.5s, 2018                                              900                879,273
-----------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley
Highland Terrace), 8.5s, 2024                                              115                115,531
-----------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County,
TN, Health & Educational Facilities Board Rev.
(Berkshire Place), GNMA, 6s, 2023                                          500                516,560
-----------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875s, 2009 #                           2,000              2,177,820
-----------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal, Multi-Family Housing Rev.
(Northbrook I & III Apartments), 6.15s, 2019*                              280                134,632
-----------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal, Multi-Family Housing Rev.
(Northbrook I & III Apartments), 6.25s, 2029*                              475                227,701
-----------------------------------------------------------------------------------------------------
San Bernardino County, CA, Housing Authority Rev.
(Equity Residential Redlands), 5.2s, 2029                                2,000              2,127,740
-----------------------------------------------------------------------------------------------------
                                                                                           $9,462,353
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 1.9%
-----------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., 0s, 2015                    $110                $30,886
-----------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev.,
MBIA, 0s, 2011                                                           3,000              1,415,100
-----------------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Authority Rev., MBIA, 0s, 2016               4,515              1,197,874
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.625s, 2023                                                         450                498,974
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.3s, 2032                                                         1,570              1,682,349
-----------------------------------------------------------------------------------------------------
Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s, 2014               50                 14,467
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2029                                                  1,005              1,091,832
-----------------------------------------------------------------------------------------------------
                                                                                           $5,931,482
-----------------------------------------------------------------------------------------------------

Single Family Housing Revenue - State - 4.0%
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15s, 2014                     $18                $18,512
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9s, 2023                      400                424,456
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.9s, 2029                      975              1,009,730
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6s, 2032                      440                474,509
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375s, 2033                    200                211,358
-----------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65s, 2021                    2,490              2,568,858
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Authority Rev., Single Family
Mortgage Rev., GNMA, 6.4s, 2032                                            435                458,277
-----------------------------------------------------------------------------------------------------
Minnesota State Housing Finance Agency, Residential
Housing Finance Rev., 4.8s, 2023                                           340                349,860
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family
Mortgage Rev., 6.35s, 2032                                                 775                821,066
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Homeownership Program), GNMA, 6.85s, 2032                   360                400,316
-----------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Rev., 0s, 2015                    11,025              3,666,695
-----------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Rev., 6.25s, 2021                  1,465              1,523,307
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875s, 2030                 315                331,358
-----------------------------------------------------------------------------------------------------
                                                                                          $12,258,302
-----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 2.7%
-----------------------------------------------------------------------------------------------------
California Statewide Communities, Solid Waste Disposal
Rev. (Republic Services, Inc.), 4.95s, 2012                             $1,000               $990,260
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Resources Recovery Facility Rev.,
6.1s, 2005                                                               2,000              2,046,840
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Resources Recovery Facility Rev.,
6.5s, 2008                                                               1,600              1,728,528
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resources
Recovery Rev. (Ogden Haverill), 6.7s, 2014                                 725                761,873
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resources
Recovery Rev. (Ogden Haverhill), 5.6s, 2019                              2,850              2,746,146
-----------------------------------------------------------------------------------------------------
                                                                                           $8,273,647
-----------------------------------------------------------------------------------------------------
State and Local Appropriation - 1.6%
-----------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 7.405s, 2016+(+)                                           $1,300             $1,613,742
-----------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 7.405s, 2017+(+)                                            1,050              1,294,041
-----------------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75s, 2020                      1,000              1,125,220
-----------------------------------------------------------------------------------------------------
Houston, TX, Certificate of Participation, 6.3s, 2020                      815                900,339
-----------------------------------------------------------------------------------------------------
                                                                                           $4,933,342
-----------------------------------------------------------------------------------------------------

Student Loan Revenue - 0.5%
-----------------------------------------------------------------------------------------------------
Access To Loans For Learning, California Student Loan
Rev., 7.95s, 2030                                                         $650               $667,485
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, 7.625s, 2010                   750                775,433
-----------------------------------------------------------------------------------------------------
                                                                                           $1,442,918
-----------------------------------------------------------------------------------------------------
Tax Assessment - 2.4%
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 5.95s, 2006                            $560               $566,429
-----------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment Rev. (Ryan Garfield),
10.125s, 2007                                                              775                775,891
-----------------------------------------------------------------------------------------------------
Heritage Isles, FL, Community Development District,
Special Assesment Rev., Series A, 5.75s, 2005                              205                204,943
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8s, 2011                           920                942,724
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6s, 2018                           1,325              1,339,734
-----------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9s, 2012                                1,080              1,083,456
-----------------------------------------------------------------------------------------------------
Panther Trace, FL, Development District Rev., Special
Assessement, 5.4s, 2008                                                    775                770,048
-----------------------------------------------------------------------------------------------------
Reunion East Community Development District of Florida,
Capital Improvement Rev., 5.9s, 2007                                       370                375,313
-----------------------------------------------------------------------------------------------------
Sterling Hill Community Development District of Florida,
Capital Improvement Rev., 5.5s, 2010                                       300                297,531
-----------------------------------------------------------------------------------------------------
Villasol Community Development District of Florida,
Special Assessment Rev., 5.375s, 2008                                      930                935,515
-----------------------------------------------------------------------------------------------------
                                                                                           $7,291,584
-----------------------------------------------------------------------------------------------------
Tax - Other - 1.3%
-----------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625s, 2021                             $250               $238,680
-----------------------------------------------------------------------------------------------------
Dade County, FL, Special Obligation Rev., AMBAC, 0s,
2008(++)                                                                15,080              2,946,180
-----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6s, 2006                     250                269,050
-----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 5.875s, 2018                 500                510,000
-----------------------------------------------------------------------------------------------------
                                                                                           $3,963,910
-----------------------------------------------------------------------------------------------------
Tobacco - 4.8%
-----------------------------------------------------------------------------------------------------
Badger Tobacco, Wisconsin (Asset Securitization Corp.),
6.125s, 2027                                                            $3,000             $2,737,590
-----------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco
Settlement, 5.625s, 2029                                                 1,940              1,652,938
-----------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                    1,310              1,202,161
-----------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, Tobacco Settlement,
5.375s, 2028                                                             2,000              1,927,400
-----------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, Tobacco Settlement,
7.8s, 2042                                                               1,000              1,018,890
-----------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, 5.3s, 2025                            2,000              1,584,360
-----------------------------------------------------------------------------------------------------
Louisana Tobacco Settlement Authority, 5.5s, 2030                        1,300              1,060,670
-----------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75s, 2032                       700                599,214
-----------------------------------------------------------------------------------------------------
Rhode Island Tobacco Settlement Authority, 6s, 2023                      1,000                897,890
-----------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375s, 2028                1,000                873,370
-----------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25s, 2027            1,310              1,223,933
-----------------------------------------------------------------------------------------------------
                                                                                          $14,778,416
-----------------------------------------------------------------------------------------------------
Toll Roads - 1.2%
-----------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement, Highway Rev.,
0s, 2005(++)                                                            $1,000               $473,800
-----------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES,
FGIC, 8.981s, 2015+(+)                                                   1,500              1,863,720
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                   1,000                412,630
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                   1,000                368,250
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                   1,750                652,103
-----------------------------------------------------------------------------------------------------
                                                                                           $3,770,503
-----------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.4%
-----------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State
Road Rev., 5.625s, 2018                                                 $4,500             $4,943,790
-----------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9s, 2006(++)                          825                966,842
-----------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.
(Gondola Transit Co.), 11.5s, 2012(++)                                   2,900              4,430,968
-----------------------------------------------------------------------------------------------------
                                                                                          $10,341,600
-----------------------------------------------------------------------------------------------------
Universities - Colleges - 3.7%
-----------------------------------------------------------------------------------------------------
California Education Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6s, 2017                                      $750               $702,097
-----------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875s,
2025                                                                     2,500              3,156,925
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority (Augustana
College), 5.625s, 2022                                                     400                407,756
-----------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5s, 2006(++)                                 2,500              2,883,025
-----------------------------------------------------------------------------------------------------
Louisiana State University, Agricultural & Mechanical
College Board (Health Sciences Center), MBIA, 6.375s, 2031               2,500              2,851,050
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.5s, 2013                                625                688,387
-----------------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev.
(Eastern Nazarene College), 5.625s, 2029                                   750                570,203
-----------------------------------------------------------------------------------------------------
                                                                                          $11,259,443
-----------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.7%
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(Educational Advancement Fund University Center), 6.25s,
2034                                                                    $2,000             $2,006,180
-----------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.8%
-----------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Aspire Public Schools Lodi Project), 7.25s, 2032                  $1,250             $1,250,675
-----------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5s, 2023                           600                604,206
-----------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5s, 2036                         1,000              1,007,010
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625s, 2021                                          1,000              1,006,520
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy
of Arts & Science), 8s, 2031                                             1,000                970,250
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Arizona Charter Schools), 6.75s, 2031                                     500                498,690
-----------------------------------------------------------------------------------------------------
                                                                                           $5,337,351
-----------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.7%
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, Power
Rev. (Upper Lynn Canal Regulatory Power), 5.8s, 2018                      $830               $715,800
-----------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65s, 2010                                    2,845              3,051,860
-----------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6s, 2025                                                                 2,500              2,342,700
-----------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority
Rev. (UAE Mecklenburg, LP), 6.5s, 2017                                     800                803,344
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northhampton Generating),
6.4s, 2009                                                                 350                354,942
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northhampton Generating),
6.5s, 2013                                                               1,000              1,012,480
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development
Authortiy Rev. (Multi-trade of Pittsylvania), 7.5s, 2014                 3,000              2,962,740
-----------------------------------------------------------------------------------------------------
                                                                                          $11,243,866
-----------------------------------------------------------------------------------------------------

Utilities - Investor Owned - 11.8%
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX (Reliant Energy, Inc.),
5.375s, 2019                                                              $500               $454,920
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX (Reliant Energy, Inc.),
AMBAC, 5.125s, 2020                                                      2,000              2,072,960
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Corp.), 6.3s, 2032                         500                493,465
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Corp.), 6.75s, 2038                      1,000              1,030,140
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), 7.7s, 2033                                            575                631,908
-----------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.),
5.45s, 2010                                                              1,250              1,255,700
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
5.85s, 2023                                                              1,000                968,730
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
MBIA, 5.35s, 2016                                                        1,000              1,053,880
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Southern California Edison Co.),
6.4s, 2024                                                               1,000                999,940
-----------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control
Rev. (Connecticut Light & Power Co.), 5.85s, 2028                        2,000              2,096,760
-----------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control
Rev. (Connecticut Light & Power Co.), 5.95s, 2028                        2,270              2,359,324
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Connecticut
Light & Power), 5.8s, 2022                                               2,105              2,101,527
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (San Juan Public
Services Co.), 6.3s, 2016                                                2,195              2,273,076
-----------------------------------------------------------------------------------------------------
Forsyth Mount Pollution Control Rev. (Portland General),
5.2s, 2033                                                                 230                234,372
-----------------------------------------------------------------------------------------------------
Matagorda County, TX (Reliant Energy), 5.95s, 2030                       1,655              1,568,526
-----------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central
Power & Light Co.), 4.55s, 2029                                          2,000              2,089,160
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution
Control Rev. (Public Service of New Hampshire), 6s, 2021                 1,000              1,024,900
-----------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev. (Cleveland
Electric), 6s, 2020                                                      3,000              3,044,520
-----------------------------------------------------------------------------------------------------
Ohio Water Development, Pollution Control Rev.
(Cleveland Electric), 8s, 2023                                           2,500              2,625,800
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6.1s, 2025                                    650                603,908
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6s, 2029                                    2,905              2,720,242
-----------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland
General Electric), 5.2s, 2033                                              550                560,456
-----------------------------------------------------------------------------------------------------
Sullivan, IN, Pollution Control Rev. (Indiana - Michigan
Power Co.), 5.95s, 2009                                                    250                255,805
-----------------------------------------------------------------------------------------------------
Trinity River Authority Texas Pollution (TXU Electric
Co.), 6.25s, 2028                                                          500                504,495
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7s, 2014                                          550                557,376
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8s, 2015                                        1,500              1,479,525
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8s, 2016                                        1,000                986,130
-----------------------------------------------------------------------------------------------------
                                                                                          $36,047,545
-----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 3.0%
-----------------------------------------------------------------------------------------------------
California State Department Water Resources Power, Power
Supply Rev., 5.75s, 2017                                                $1,250             $1,354,262
-----------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power
Systems Rev., 5.55s, 2014                                                2,150              2,294,480
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.5s, 2020                                                         2,000              2,180,460
-----------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625s, 2017                  3,000              3,290,010
-----------------------------------------------------------------------------------------------------
Southern California Public Power Auth., Transmission
Project Rev. RIBS, 10.55s, 2012(+)                                         100                102,780
-----------------------------------------------------------------------------------------------------
                                                                                           $9,221,992
-----------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.7%
-----------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority,
Water & Sewer Systems Rev., 5.5s, 2033                                  $5,000             $5,233,900
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $430,856,030)                                    $434,999,598
-----------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.3%
-----------------------------------------------------------------------------------------------------
Bay Area Toll Authority, due 11/05/03                                     $400               $400,000
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of
Chicago Hospital), due 11/03/03                                            100                100,000
-----------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA,
Inc.), due 11/03/03                                                         35                 35,000
-----------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facility Authority, due 11/03/03               100                100,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, due 11/05/03                 165                165,000
-----------------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev. (Chevron USA,
Inc.), due 11/03/03                                                         50                 50,000
-----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                         $850,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $431,706,030)                                        $435,849,598
-----------------------------------------------------------------------------------------------------

Preferred Shares - (45.8)%                                                              $(140,006,912)
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 3.1%                                                       9,539,978
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $305,382,664
-----------------------------------------------------------------------------------------------------
   * Non-income producing security in default.
   # SEC Rule 144A restriction.
   + Restricted and illiquid security.
 (+) Inverse floating rate security.
(++) Refunded bonds.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of Investments and are defined.

Insurers                                        Inverse Floaters
AMBAC   =  AMBAC Indemnity Corp.                INFLOS  =  Inverse Floating Rate Security
FGIC    =  Financial Guaranty Insurance Co.     RIBS    =  Residual Interest Bonds
FSA     =  Financial Security Assurance, Inc.   RITES   =  Residual Interest Tax-Exempt
GNMA    =  Government National Mortgage Assn.              Securities
MBIA    =  Municipal Bond Investors Corp.
RADIAN  =  Radian Guaranty, Inc.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents the trust's balance sheet, which details the assets and liabilities composing the total value of the trust.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $431,706,030)             $435,849,598
-----------------------------------------------------------------------------------------------------
Cash                                                                    45,228
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      1,886,164
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  8,451,446
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on rate lock swaps                             915,018
-----------------------------------------------------------------------------------------------------
Other assets                                                             2,179
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $447,149,633
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable on common shares                                $160,695
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    1,233,895
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         9,443
-----------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent fee                             5,702
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 350,322
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $1,760,057
-----------------------------------------------------------------------------------------------------
Series T and Series TH auction preferred shares
(5,600 shares issued and outstanding at $25,000 per share),
at liquidation value plus cumulative unpaid dividends              140,006,912
-----------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                   $305,382,664
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital - common shares                                   $336,589,901
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                               5,058,586
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (42,481,427)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      6,215,604
-----------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                   $305,382,664
-----------------------------------------------------------------------------------------------------
Preferred shares, at value
(5,600 shares issued and outstanding at $25,000 per share)                               $140,000,000
-----------------------------------------------------------------------------------------------------
Net assets including preferred shares                                                    $445,382,664
-----------------------------------------------------------------------------------------------------
Common shares of beneficial interest outstanding
(39,767,687 shares issued less 55,500 treasury shares)                                     39,712,187
-----------------------------------------------------------------------------------------------------
Net asset value per common share ($305,382,664/39,712,187)                                      $7.69
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much the trust received in investment income and paid in expenses. It also describes any gains and/or losses generated by trust operations.

FOR YEAR ENDED 10/31/03

NET INVESTMENT INCOME

Interest income                                                                           $28,688,403
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $3,565,509
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                49,395
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    29,624
-----------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent fee                            68,422
-----------------------------------------------------------------------------------------------------
  Preferred shares remarketing agent fee                               350,344
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        128,736
-----------------------------------------------------------------------------------------------------
  Printing                                                              31,648
-----------------------------------------------------------------------------------------------------
  Postage                                                               16,600
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         69,560
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             7,403
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        251,541
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $4,568,782
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (6,405)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,562,377
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $24,126,026
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $(6,834,417)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                 (3,712,225)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                         $(10,546,642)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                      $10,541,231
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                  1,560,666
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                        $12,101,897
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            $1,555,255
-----------------------------------------------------------------------------------------------------
Distributions declared on preferred shares                                                $(1,449,560)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $24,231,721
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                               2003                   2002

OPERATIONS
Net investment income                                              $24,126,026            $25,397,525
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                   (10,546,642)            (3,151,639)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           12,101,897            (11,896,214)
-----------------------------------------------------------------------------------------------------
Distributions declared on preferred shares from net
investment income                                                   (1,449,560)            (2,083,504)
--------------------------------------------------------------     -----------           ------------
Increase in net assets from operations                             $24,231,721             $8,266,168
--------------------------------------------------------------     -----------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(21,191,726)          $(20,890,555)
--------------------------------------------------------------     -----------           ------------

TRUST SHARE (PRINCIPAL) TRANSACTIONS

Net asset value of shares issued to common shareholders in
reinvestment of distributions                                         $332,939             $1,637,649
--------------------------------------------------------------     -----------           ------------
Total increase (decrease) in net assets                             $3,372,934           $(10,986,738)
--------------------------------------------------------------     -----------           ------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                            $302,009,730           $312,996,468
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $6,215,604 and $4,518,675,
respectively)                                                     $305,382,664           $302,009,730
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years.
Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in this report.

FOR YEARS ENDED 10/31                                2003              2002              2001             2000            1999

Net asset value, beginning of period                $7.61             $7.93             $7.79            $7.96           $8.55
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                             $0.61             $0.64             $0.64            $0.53           $0.54
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     0.04             (0.38)             0.18            (0.17)          (0.60)
------------------------------------------------------------------------------------------------------------------------------
  Distributions declared to shareholders on
  preferred shares                                  (0.04)            (0.05)            (0.10)              --              --
---------------------------------------------------------      ------------      ------------      -----------     -----------
Total from investment operations                    $0.61             $0.21             $0.72            $0.36          $(0.06)
---------------------------------------------------------      ------------      ------------      -----------     -----------
Distributions declared to shareholders from
net investment income, common shares               $(0.53)           $(0.53)           $(0.53)          $(0.53)         $(0.53)
-----------------------------------------------  --------      ------------      ------------      -----------     -----------
Preferred shares offering cost charged to
paid-in capital                                       $--               $--            $(0.05)             $--             $--
-----------------------------------------------  --------      ------------      ------------      -----------     -----------
Net asset value, end of period                      $7.69             $7.61             $7.93            $7.79           $7.96
-----------------------------------------------  --------      ------------      ------------      -----------     -----------
Common share market value, end of period            $7.49             $7.15             $7.83            $7.38           $7.13
-----------------------------------------------  --------      ------------      ------------      -----------     -----------
Total return at common market value (%)             12.51             (2.23)*           13.58             5.20           (0.59)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDED 10/31                                2003              2002              2001             2000            1999

RATIOS (%) TO AVERAGE NET ASSETS APPLICABLE TO
COMMON SHARES AND SUPPLEMENTAL DATA##:

Expenses+                                            1.51              1.56              1.49             1.11            1.06
------------------------------------------------------------------------------------------------------------------------------
Net investment income+(S)                            7.98              8.26              8.12             6.76            6.49
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     11                16                26               18              15
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $305,383          $302,010          $312,996         $305,789        $312,195
------------------------------------------------------------------------------------------------------------------------------
Supplemental Ratios (%)
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets
  including preferred shares+##                      1.03              1.07              1.07             1.11            1.06
------------------------------------------------------------------------------------------------------------------------------
  Preferred shares dividends                         0.48              0.68              1.28               --              --
------------------------------------------------------------------------------------------------------------------------------
  Net investment income available to common
  shares(S)                                          7.50              7.58              6.84             6.76            6.49
------------------------------------------------------------------------------------------------------------------------------
Senior securities
------------------------------------------------------------------------------------------------------------------------------
  Total preferred shares outstanding                5,600             5,600             5,600               --              --
------------------------------------------------------------------------------------------------------------------------------
  Asset coverage per preferred share++            $79,533           $79,090           $80,897               --              --
------------------------------------------------------------------------------------------------------------------------------
  Involuntary liquidation preference per
  preferred share                                 $25,000           $25,000           $25,000               --              --
------------------------------------------------------------------------------------------------------------------------------
  Approximate market value per preferred share    $25,000           $25,000           $25,000               --              --
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and to increase the ratio of net investment income to average net assets by 0.07%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
  + Ratio excludes dividend payment on auction preferred shares.
 ++ Calculated by substracting the trust's total liabilities (not including preferred shares) from the trust's total assets and dividing this by the number of preferred shares outstanding.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  * As revised, to reflect post closing activity on the NYSE at October 31, 2002. Such amount was previously reported as
    (2.64)%.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high- yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The trust uses swaps for both hedging and non-hedging purposes. For hedging purposes, the trust may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the trust may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The trust may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the trust from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the trust intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the trust to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 was as follows:

                                          10/31/03                 10/31/02

Distributions declared from:
-----------------------------------------------------------------------------
Tax-exempt income                      $22,599,683              $22,909,900
-----------------------------------------------------------------------------
Ordinary income                             41,603                   64,159
-----------------------------------------------------------------------------
Total distributions declared           $22,641,286              $22,974,059
-----------------------------------------------------------------------------

During the year ended October 31, 2003 accumulated undistributed net investment income increased by $212,189, accumulated undistributed net realized loss on investments decreased by $4,301,788, and paid-in capital decreased by $4,513,977 due to differences between book and tax accounting for amortization and accretion on debt securities, market discount, and capital losses.

As of October 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                            $171,028
      ------------------------------------------------------------------
      Undistributed tax-exempt income                         7,053,948
      ------------------------------------------------------------------
      Capital loss carryforward                             (43,353,428)
      ------------------------------------------------------------------
      Unrealized appreciation                                 5,948,263
      ------------------------------------------------------------------
      Other temporary differences                            (1,027,048)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration:

      EXPIRATION DATE

      October 31, 2004                                      $(8,774,606)
      ------------------------------------------------------------------
      October 31, 2005                                      (16,518,819)
      ------------------------------------------------------------------
      October 31, 2006                                       (1,383,806)
      ------------------------------------------------------------------
      October 31, 2009                                       (2,847,429)
      ------------------------------------------------------------------
      October 31, 2010                                       (2,883,947)
      ------------------------------------------------------------------
      October 31, 2011                                      (10,944,821)
      ------------------------------------------------------------------
      Total                                                $(43,353,428)
      ------------------------------------------------------------------

AUCTION PREFERRED SHARES - The trust issued 2,800 shares of Auction Preferred Shares (APS), series T and 2,800 of Auction Preferred Shares (APS), series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. During the year ended October 31, 2003, the dividend rates ranged from 0.57% to 1.55%. The trust pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the trust in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The trust is required to maintain certain asset coverage with respect to the APS as defined in the trust's By-Laws and the Investment Company Act of 1940.

In accordance with the provisions of FAS 150, "Accounting for certain financial instruments with characteristics of both Liabilities and Equity," effective for the current period, the trust has reclassified its APS outside of permanent equity in the Net Assets section of the Statement of Assets and Liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Increase in net assets from operations" on the Statement of Operations and Statement of Changes in Net Assets and as a component of the "Total from investment operations" in the Financial Highlights. Prior year amounts presented have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shares of the trust.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the trust's average daily net assets and 6.23% of investment income. Management fees incurred for the year ended October 31, 2003 were 0.81% of average daily net assets, including preferred shares, on an annualized basis.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $13,171 for inactive trustees for the year ended October 31, 2003.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee not to exceed the following annual percentage rates of trust's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

TRANSFER AGENT - MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $49,461,740 and $ 51,826,054 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $430,816,354
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $20,982,402
------------------------------------------------------------------------------
Gross unrealized depreciation                                     (15,949,158)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $5,033,244
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 39,767,687 full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                           Year ended 10/31/03                   Year ended 10/31/02
                                        SHARES             AMOUNT             SHARES             AMOUNT

Shares issued to shareholders in
reinvestment of distributions               42,903            $332,939           210,190           1,637,649
---------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the year ended October 31, 2003, was $2,127. The trust had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Rate Lock Swaps

       NOTIONAL
       PRINCIPAL                                                                     UNREALIZED
       AMOUNT OF                                                                    APPRECIATION
       CONTRACT                               DESCRIPTION                          (DEPRECIATION)
------------------------------------------------------------------------------------------------------

           8,500,000   Agreement with Merrill Lynch terminating on November 12,
                       2003 to pay to the difference between 4.60% and the MMD
                       general obligation yield curve rate for the desginated
                       maturity year as of the close of business on the
                       termination date times the notional times 10.75 if
                       positive (receive if negative).                                  $(299,684)
------------------------------------------------------------------------------------------------------
          20,000,000   Agreement with Goldman Sachs terminating on December 9,
                       2003 to pay the difference between the notional value and
                       the market value of bond with a 4.21% coupon maturing on
                       December 9, 2023 priced at a yield to maturity equal to
                       the MMD general obligation yield curve rate for the
                       designated maturity year as of the close of business on
                       the termination date, if negative (receive if positive).        $1,177,736
------------------------------------------------------------------------------------------------------
           3,000,000   Agreement with Goldman Sachs terminating on December 10,
                       2003 to pay the difference between the notional value and
                       the market value of bond with a 4.78% coupon maturing on
                       December 10, 2023 priced at a yield to maturity equal to
                       the MMD general obligation yield curve rate for the
                       designated maturity year as of the close of business on
                       the termination date, if negative (receive if positive).          $(42,767)
------------------------------------------------------------------------------------------------------
          25,000,000   Agreement with Merrill Lynch terminating on December 10,
                       2003 to pay to the difference between the notional value
                       and the market value of a bond with a 4.75% coupon
                       maturing on December 10, 2023 priced at a yield to
                       maturity equal to the MMD general obligation yield curve
                       rate for the designated maturity year as of the close of
                       business on the termination date if negative (receive if
                       positive).                                                         $79,733
------------------------------------------------------------------------------------------------------
                       Total Appreciation                                                $915,018
------------------------------------------------------------------------------------------------------

At October 31, 2003 the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The trust may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At October 31, 2003 the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 1.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                          SHARE/
                                                        DATE OF        PRINCIPAL
DESCRIPTION                                         ACQUISITION           AMOUNT             COST            VALUE

Chicago, IL, O'Hare International Airport Rev.,
RITES, FSA, 9.855s, 2022                                8/21/03        1,500,000       $1,599,510       $1,688,250
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC 7.405s, 2016                 3/11/99        1,300,000        1,403,610        1,613,742
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC 7.405s, 2017                 3/11/99        1,050,000        1,123,542        1,294,041
--------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.4s, 2015                                1/30/97        1,000,000        1,049,280          590,000
--------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.6s, 2017                                1/30/97        1,000,000        1,051,940          590,000
--------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev.,
RITES, FGIC, 8.981s, 2015                               5/21/99        1,500,000        1,609,680        1,863,720
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $7,639,753
--------------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the trust's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds" shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

These regulatory developments do not relate to closed-end investment companies such as the trust, and the trust has not been named as a defendant in any of the aforementioned lawsuits. Although MFS does not believe that these lawsuits will have a material adverse effect on the trust, there can be no assurance that the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in an increase in the market discount of the trust's shares or other adverse consequences to the trust.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS'
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Trust (the "Trust"), as of October 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Municipal Income Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 18, 2003

-------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Municipal Income Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                         ABBY M. O'NEILL (born 04/27/28)
Chairman                                                     Trustee
Massachusetts Financial Services Company,                    Private investor; Rockefeller Financial Services, Inc.
Chairman                                                     (investment advisers), Chairman and
                                                             Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                        LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                    Trustee
Chief Executive Officer and Director                         Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                            WILLIAM J. POORVU (born 04/10/35)
Trustee                                                      Trustee
Massachusetts Financial Services Company,                    Private investor; Harvard University Graduate School
President, Chief Investment Officer, and Director            of Business Administration, Class of 1961 Adjunct
                                                             Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                         CBL & Associates Properties, Inc. (real estate
                                                             investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                      J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac               Trustee
Surgery; Harvard Medical School, Professor of Surgery        Insight Resources, Inc. (acquisition planning
                                                             specialists), President; Wellfleet Investments (investor
WILLIAM R. GUTOW (born 09/27/41)                             in health care companies), Managing General Partner
Trustee                                                      (since 1993); Cambridge Nutraceuticals (professional
Private investor and real estate consultant;                 nutritional products), Chief Executive Officer (until
Capitol Entertainment Management Company                     May 2001)
(video franchise), Vice Chairman
                                                             ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                               Trustee
Trustee                                                      Independent health care industry consultant
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified        WARD SMITH (born 09/13/30)
services company), Chairman, Trustee and Chief               Trustee
Executive Officer (until November 2000)                      Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                            ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                     Assistant Treasurer
Massachusetts Financial Services Company, Chairman           Massachusetts Financial Services Company, Vice
                                                             President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                               Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief              RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                               Treasurer
                                                             Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                      Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                      York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior             July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel                 Executive Vice President and Chief Financial Officer,
                                                             (prior to September 2000); Lexington Funds,
STEPHEN E. CAVAN (born 11/06/53)                             Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior             ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary                Assistant Treasurer
                                                             Massachusetts Financial Services Company,
STEPHANIE A. DESISTO (born 10/01/53)                         Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice               JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers                 Assistant Treasurer
Harriman & Co., Senior Vice President                        Massachusetts Financial Services Company, Senior
(November 2002 to April 2003); ING Groep N.V./               Vice President
Aeltus Investment Management, Senior Vice President
(prior to November 2002)

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The
Board of Trustees is currently divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the
Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1,
2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                           CUSTODIANS
Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street, Boston, MA                              225 Franklin Street, Boston, MA
02116-3741                                                   02110

DISTRIBUTOR                                                  JP Morgan Chase Bank
MFS Fund Distributors, Inc.                                  One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                              New York, NY 10081
02116-3741
                                                             AUDITORS
PORTFOLIO MANAGERS                                           Deloitte & Touche LLP
Michael W. Roberge(1)
Geoffrey L. Schechter(1)

(1)MFS Investment Management

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

For federal income tax purposes, approximately 100% of the total dividends paid by the trust from net investment income during the year ended October 31, 2003, is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS
-------------------------------------------------------------------------------

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

NUMBER OF SHAREHOLDERS

As of October 31, 2003, our records indicate that there are 3,783 registered shareholders and approximately 13,100 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

As of October 31, 2003, 2,800 shares of Auction Preferred Shares (APS), Series T and 2,800 shares of Auction Preferred Shares (APS), Series TH were issued and outstanding.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116
                                                             MFM-ANN-12/03 33M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time. [Applicable for closed-end fund annual reports covering periods ending on or after the compliance date for the listing standards applicable to the closed-end fund. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.]

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by Massachusetts Financial Services Company ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The MFS Proxy Policies are set forth below:

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                               SEPTEMBER 17, 2003

         Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

         These policies and procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.

     A.  VOTING GUIDELINES

         1.       GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

                  MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

                  MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

                  As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

                  From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

                  These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

         2.       MFS' POLICY ON SPECIFIC ISSUES

              NON-SALARY COMPENSATION PROGRAMS

                  Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

                  Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

                  MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

                  MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

                  MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

                  "GOLDEN PARACHUTES"

                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

                  ANTI-TAKEOVER MEASURES

                  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

                  REINCORPORATION AND REORGANIZATION PROPOSALS

                  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

                  DILUTION

                  There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

                  CONFIDENTIAL VOTING

                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

                  INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

                  While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various the audit committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

                  INDEPENDENT AUDITORS

                  Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

                  BEST PRACTICES STANDARDS

                  Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate
         - the proposal is consistent with the best long-term economic interests of our clients.

                  FOREIGN ISSUERS - SHARE BLOCKING

                  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

                  SOCIAL ISSUES

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

     B.  ADMINISTRATIVE PROCEDURES

         1.       MFS PROXY REVIEW GROUP

                  The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

                  a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

                  b. Determines whether any material conflicts of interest
                     exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

                  c. Considers special proxy issues as they may arise from time to time.

                  The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

         2.       POTENTIAL CONFLICTS OF INTEREST

                  The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

                  In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

                  a. Compare the name of the issuer of such proxy against a
                     list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

                  b. If the name of the issuer does not appear on the MFS
                     Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

                  c. If the name of the issuer appears on the MFS Significant
                     Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

                  d. For all potential material conflicts of interest
                     identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

                  The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

         3.       GATHERING PROXIES

                  Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

         4.       ANALYZING PROXIES

                  After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

--------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

                  Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

                  As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

                  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5.       VOTING PROXIES

                  After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

     C.  MONITORING SYSTEM

                  It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

                  When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D.  RECORDS RETENTION

                  MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

     E.  REPORTS

                  MFS FUNDS

                  Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and
         (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

                  ALL MFS ADVISORY CLIENTS

                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time. [Required for closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August, 2004 for June 30, 2004 reporting period.)]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

     (3) Any written solicitation to purchase securities under 23c-1 under the Act (17 C.F.R. 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time. [For closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August 2004 for June 30, 2004 reporting period.)]

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
     78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
     Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL INCOME TRUST



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 5, 2004
---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  January 5, 2004
---------------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:   January 5, 2004
---------------------------


* Print name and title of each signing officer under his or her signature.